Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data	Total	Common Stock [Member]	Pain-In Capital [Member]	Employee Stock Loan Receivable [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock Amount [Member]
Beginning Balance at Aug. 31, 2010		$ 80	$ 684	$ (87)	$ 16,848	$ (24)	$ (3,101)
Beginning Balance (in shares) at Aug. 31, 2010		938,605,053
Net earnings	2,714				2,714
Dividends declared					(685)
Treasury stock purchases (in shares)		(54,739,474)
Treasury stock purchases							(2,028)
Employee stock purchase and option plans (in shares)		5,428,551
Employee stock purchase and option plans			(12)				203
Other			27
Stock-based compensation			135
Employee stock loan receivable				53
Cumulative translation adjustments	0
Share of other comprehensive income of Alliance Boots	0
Unrecognized gain on available-for-sale investments	0
Change in postretirement liability, net of tax						40
Ending Balance at Aug. 31, 2011		80	834	(34)	18,877	16	(4,926)
Ending Balance (in shares) at Aug. 31, 2011		889,294,130
Net earnings	2,127				2,127
Dividends declared					(848)
Treasury stock purchases (in shares)		(34,720,215)
Treasury stock purchases							(1,191)
Employee stock purchase and option plans (in shares)		6,088,749
Employee stock purchase and option plans			(75)				229
Stock-based compensation			99
Employee stock loan receivable				15
Cumulative translation adjustments	0
Share of other comprehensive income of Alliance Boots	0
Unrecognized gain on available-for-sale investments	0
Change in postretirement liability, net of tax						52
Shares issued for Investment in Alliance Boots (in shares)		83,392,670
Shares issued for Investment in Alliance Boots (in dollars)	2,981	0	78				2,903
Ending Balance at Aug. 31, 2012	18,236	80	936	(19)	20,156	68	(2,985)
Ending Balance (in shares) at Aug. 31, 2012		944,055,334
Net earnings	2,450				2,450
Dividends declared					(1,083)
Treasury stock purchases (in shares)		(13,797,490)
Treasury stock purchases							(615)
Employee stock purchase and option plans (in shares)		16,337,734
Employee stock purchase and option plans			34				486
Stock-based compensation			104
Employee stock loan receivable				8
Cumulative translation adjustments	(103)					(103)
Share of other comprehensive income of Alliance Boots	(59)					(59)
Unrecognized gain on available-for-sale investments	1					1
Change in postretirement liability, net of tax						(5)
Ending Balance at Aug. 31, 2013	$ 19,454	$ 80	$ 1,074	$ (11)	$ 21,523	$ (98)	$ (3,114)
Ending Balance (in shares) at Aug. 31, 2013		946,595,578